Organization and Operations	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Note 1 - Organization and Operations

Movie Trailer Galaxy, Inc, a development stage company, (the “Company”) was incorporated on April 27, 2010 under the laws of the State of Nevada. The Company plans to provide information for movie lovers and access to related products.

NOTE 1 - ORGANIZATION AND OPERATIONS

Movie Trailer Galaxy, Inc, a development stage company, (the “Company”) was incorporated on April 27, 2010 under the laws of the State of Nevada. The Company plans to provide information for movie lovers and access to related products.